Equity Based Compensation Plans - Additional Information (Detail) (USD $)	1 Months Ended			9 Months Ended		12 Months Ended								12 Months Ended										1 Months Ended	3 Months Ended	9 Months Ended
	May 18, 2012	Mar. 14, 2012	Apr. 28, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Director Plan [Member]	Jul. 05, 2012 Minimum [Member]	Aug. 31, 2009 Minimum [Member]	Jul. 05, 2012 Maximum [Member]	Aug. 31, 2009 Maximum [Member]	Dec. 31, 2012 Restricted stock awards [Member]	Dec. 31, 2011 Restricted stock awards [Member]	Dec. 31, 2010 Restricted stock awards [Member]	Dec. 31, 2012 Two Thousand Eight Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Two Thousand Eight Employee Stock Purchase Plan [Member]	Dec. 31, 2012 Employee Stock Purchase Plan Two Thousand And Eleven [Member]	Dec. 31, 2012 Employee Stock Purchase Plan Two Thousand And Eleven [Member] Minimum [Member]	Dec. 31, 2012 Employee Stock Purchase Plan Two Thousand And Eleven [Member] Maximum [Member]	Feb. 10, 2011 Board of Directors [Member] Minimum [Member]	Feb. 10, 2011 Board of Directors [Member] Maximum [Member]	Apr. 28, 2011 Chief Executive Officer [Member]	Sep. 30, 2013 Chief Executive Officer [Member]	Sep. 30, 2013 Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares of common stock that may be purchased										28,000,000	5,000,000	55,000,000	20,000,000						2,000,000			20,000,000	28,000,000
Common stock available for issuance									1,000,000
Unrecognized compensation cost						$ 23,800,000
Weighted average period						3 years 4 months 6 days
Restricted stock awards issued																								1,000,000
Percentage of total awarded shares vested on fourth anniversary of grant date		25.00%	100.00%
Cancellation of restricted stock	736,111
Compensation expense related to restricted stock awards				259,724	956,916	1,563,519	945,001	930,202						1,200,000	484,000	(14,000)									49,000	119,000
Fair value of restricted stock vested						1,200,000	419,000
Unrecognized compensation cost related to restricted stock granted						0
Stock option expense						$ 7,300,000	$ 3,200,000	$ 3,900,000
Common stock issued							13,705											350	89,707
Common stock issued per share																		$ 4.13		$ 0.93	$ 2.32
Maximum percentage of compensation that may be elected to be used for ESPP																			30.00%
Maximum number of shares may not to be purchased																	2,000
Percentage of fair market value of a share of common stock																			85.00%